787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 30, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Each Registrant listed on Appendix A

Ladies and Gentlemen:

On behalf of each registrant listed on Appendix A and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated June 9, 2017, to each Prospectus, for each of the funds listed in Appendix A (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated June 9, 2017 in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC

Appendix A

Names of Registrants and Funds	File Numbers
BlackRock Funds II	File No. 333-142592 and File No. 811-2206
BlackRock GNMA Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock U.S. Government Bond Portfolio
BlackRock Global Allocation Fund, Inc.	File No. 033-22462 and File No. 811-05576
BlackRock Multi-State Municipal Series Trust	File No. 002-99473 and File No. 811-04375
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Municipal Bond Fund, Inc.	File No. 002-57354 and File No. 811-02688
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund